UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2010

Date of reporting period:	February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments

February 28, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—68.2%
Airlines—5.0%
	American Airlines Pass Through Trust,
$7,000	7.858%, 4/1/13, (AGC)	Ba1/BBB-	$7,052,500
2,979	10.375%, 7/2/19	Baa3/A-	3,336,853
4,500	American Airlines, Inc., 10.50%, 10/15/12 (a)(d)	B2/B	4,635,000
	Continental Airlines Pass Through Trust,
950	6.545%, 8/2/20 (j)	Baa2/A-	951,971
2,678	6.703%, 12/15/22	Baa2/BBB	2,543,789
1,811	7.373%, 6/15/17	Ba1/BB	1,648,435
7,826	7.707%, 10/2/22	Baa2/BBB	7,689,573
1,666	9.798%, 4/1/21	Ba1/BB-	1,490,870
	Northwest Airlines, Inc.,
12,214	7.041%, 10/1/23	WR/BBB-	11,420,263
17,875	7.15%, 4/1/21 (MBIA)	Ba3/BBB-	16,266,026
4,000	Southwest Airlines Co., 10.50%, 12/15/11 (a)(d)	NR/BBB+	4,523,252
6,000	United Air Lines, Inc., 10.40%, 5/1/18	Ba1/BBB	6,345,000
2,822	United Air Lines Pass Through Trust, 7.336%, 1/2/21 (a)(b)(d)(k)
	(acquisition cost-$2,821,893; purchased 6/19/07)	B1/B+	2,172,858
			70,076,390

Banking—8.3%
3,200	AgFirst Farm Credit Bank, 7.30%, 4/5/10 (a)(b)(d)(g)(k)
	(acquisition cost-$2,528,000; purchased 2/26/10)	NR/A	2,528,000
300	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB	290,250
	Barclays Bank PLC,
8,600	7.434%, 12/15/17 (a)(d)(g)	Baa2/A-	8,084,000
14,480	10.179%, 6/12/21 (a)(d)	Baa1/A	18,600,385
£600	14.00%, 6/15/19 (g)	Baa2/A-	1,169,203
$4,700	CBA Capital Trust II, 6.024%, 3/15/16 (a)(d)(g)(j)	Aa3/A+	4,113,304
	CIT Group, Inc.,
2,077	7.00%, 5/1/13	NR/NR	1,978,114
565	7.00%, 5/1/14	NR/NR	519,223
565	7.00%, 5/1/15	NR/NR	514,985
942	7.00%, 5/1/16	NR/NR	837,115
1,319	7.00%, 5/1/17	NR/NR	1,170,313
12,400	HBOS Capital Funding L.P., 6.071%, 6/30/14 (a)(d)(g)	Ba3/BB-	9,176,000
4,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Ba1/BBB-	3,690,668
	HSBC Capital Funding L.P. (g),
8,000	4.61%, 6/27/13 (a)(d)	A3/A-	7,089,456
2,000	10.176%, 6/30/30	A3/A-	2,550,000
22,050	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(g)(j)	A2/AA-	27,928,376
	Regions Financial Corp.,
3,600	7.375%, 12/10/37	Ba1/BBB-	3,108,942
6,600	7.75%, 11/10/14	Baa3/BBB	6,788,727
6,200	Resona Bank Ltd., 5.85%, 4/15/16 (a)(d)(g)	A3/BBB	5,674,482
10,100	State Street Capital Trust III, 8.25%, 3/15/42, (converts to FRN on 3/15/11)	Baa1/BBB+	10,399,465
			116,211,008

Building & Construction—0.6%
3,000	Corp. GEO SAB De C.V., 8.875%, 9/25/14 (a)(d)	Ba3/BB-	3,127,500

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Building & Construction (continued)
$2,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a)(d)	Ba3/BB-	$2,047,500
3,300	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	Ba1/BBB-	3,187,592
			8,362,592

Electronics—0.1%
1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	1,083,503

Energy—0.1%
1,671	Salton Sea Funding Corp., 8.30%, 5/30/11	Baa3/BBB-	1,723,411

Financial Services—35.4%
5,000	AES Red Oak LLC, 9.20%, 11/30/29	B1/BB-	4,975,000
	American General Finance Corp.,
€6,500	4.625%, 6/22/11	B2/NR	8,181,492
$4,300	5.40%, 12/1/15	B2/B	3,025,532
2,500	6.90%, 12/15/17	B2/B	1,792,640
£600	Argon Capital PLC, 8.162%, 10/5/12 (b)(g)	B3/CC	543,496
$11,300	BAC Capital Trust XIV, 5.63%, 3/15/12 (g)	Ba3/BB	7,994,750
	BNP Paribas (g),
13,000	5.186%, 6/29/15 (a)(d)	Baa1/A	11,194,040
7,000	7.195%, 6/25/37 (a)(d)	Baa1/A	6,825,000
€2,500	7.781%, 7/2/18	Baa1/A	3,600,078
$6,000	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g)	NR/B-	4,369,860
3,400	Capital One Bank USA N.A., 8.80%, 7/15/19	A3/BBB	4,084,355
2,000	Capital One Capital V, 10.25%, 8/15/39	Baa2/BB	2,267,796
6,300	Capital One Capital VI, 8.875%, 5/15/40	Baa2/BB	6,710,672
3,377	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(d)	Baa3/BBB-	3,469,773
4,000	Cemex Finance LLC, 9.50%, 12/14/16 (a)(d)	NR/B	4,100,000
28,100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB-	26,203,250
	Citigroup, Inc.,
€300	4.75%, 2/10/19, (converts to FRN on 2/10/14)	Baa1/A-	370,837
€3,000	6.393%, 3/6/23 (f)	Baa1/A-	3,894,184
	Credit Agricole S.A. (a)(d)(g)(j),
$9,600	6.637%, 5/31/17	A3/A-	8,112,000
12,000	8.375%, 10/13/19	A3/A-	12,654,684
4,000	First Union Capital I, 7.935%, 1/15/27	Baa2/A-	3,985,432
	Ford Motor Credit Co. LLC,
1,600	3.001%, 1/13/12, FRN	B3/B-	1,502,000
2,000	7.00%, 10/1/13	B3/B-	1,969,926
1,300	7.25%, 10/25/11	B3/B-	1,318,022
7,300	7.80%, 6/1/12	B3/B-	7,379,409
2,500	8.00%, 12/15/16	B3/B-	2,509,698
13,000	9.875%, 8/10/11	B3/B-	13,638,469
3,500	12.00%, 5/15/15	B3/B-	3,997,346
	General Electric Capital Corp.,
13,400	6.375%, 11/15/67, (converts to FRN on 11/15/17) (j)	Aa3/A+	12,009,750
£1,100	6.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(d)	Aa3/A+	1,407,032
$10,000	Glen Meadow Pass-Through Trust, 6.505%, 2/12/67, (converts to FRN on 2/15/17) (a)(b)(d)(k)
	(acquisition cost-$7,700,000; purchased 2/18/10)	Ba1/BB	7,837,500

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	GMAC, Inc.,
$2,000	2.452%, 12/1/14, FRN	B3/B	$1,652,500
3,589	5.375%, 6/6/11	B3/B	3,539,651
1,000	6.875%, 9/15/11	B3/B	997,931
3,300	7.00%, 2/1/12	B3/B	3,285,440
250	7.25%, 3/2/11	B3/B	251,375
15,170	7.50%, 12/31/13 (b)	B3/B	15,018,300
	Goldman Sachs Group, Inc.,
2,500	5.95%, 1/15/27	A2/A-	2,322,710
6,000	6.45%, 5/1/36	A2/A-	5,622,786
7,209	6.75%, 10/1/37 (j)	A2/A-	6,985,319
	International Lease Finance Corp.,
2,600	0.601%, 7/13/12, FRN	B1/BB+	2,199,317
2,000	5.00%, 9/15/12	B1/BB+	1,775,976
2,000	5.30%, 5/1/12	B1/BB+	1,831,074
1,000	5.40%, 2/15/12	B1/BB+	920,905
2,000	5.625%, 9/20/13	B1/BB+	1,706,212
3,500	5.65%, 6/1/14	B1/BB+	2,970,810
8,400	5.75%, 6/15/11	B1/BB+	8,063,588
2,000	5.875%, 5/1/13	B1/BB+	1,717,548
8,000	6.375%, 3/25/13	B1/BB+	7,046,992
8,500	6.625%, 11/15/13	B1/BB+	7,489,741
19,000	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	Baa1/BBB+	19,706,800
16,400	JPMorgan Chase Capital XVIII, 6.95%, 8/1/66, (converts to FRN on 8/17/36)	A2/BBB+	16,005,744
	LBG Capital No.1 PLC,
8,800	7.875%, 11/1/20	Ba3/BB-	7,348,000
8,900	8.00%, 6/15/20 (a)(b)(d)(f)(g)(k)
	(acquisition cost-$7,206,125; purchased 2/2/10-2/5/10)	NR/B+	7,302,697
16,040	8.50%, 12/17/21 (a)(b)(d)(g)(k)
	(acquisition cost-$7,328,094; purchased 11/14/08-11/18/08)	NR/B+	12,912,200
	Lehman Brothers Holdings, Inc. (e),
10,000	5.50%, 4/4/16	WR/NR	2,300,000
20,000	6.875%, 5/2/18	WR/NR	4,700,000
14,100	MUFG Capital Finance 1 Ltd., 6.346%, 7/25/16 (g)(j)	Ba1/BBB+	13,777,054
£2,450	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17 (g)	Ba1/BBB+	3,217,206
	Royal Bank of Scotland Group PLC (g),
$21,300	6.99%, 10/5/17 (a)(d)	Ba3/CC	14,164,500
€3,200	7.092%, 9/29/17	B3/CC	2,575,186
$1,000	7.64%, 9/29/17	B3/CC	620,000
13,500	7.648%, 9/30/31	Ba3/BB-	10,968,750
7,600	Santander Perpetual S.A. Unipersonal, 6.671%, 10/24/17 (a)(d)(g)	A2/A-	7,649,324
	SLM Corp.,
2,000	4.038%, 6/15/13, FRN	Ba1/BBB-	1,762,540
€2,600	4.75%, 3/17/14	Ba1/BBB-	3,140,174
$1,795	4.926%, 11/1/13, FRN	Ba1/BBB-	1,404,947
	Societe Generale (g),
€12,000	7.756%, 5/22/13	Baa2/BBB+	15,926,044
€7,050	9.375%, 9/4/19	Baa2/BBB+	10,684,537
$9,200	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (g)	Baa3/BBB-	7,728,000
12,200	USB Capital IX, 6.189%, 4/15/11 (g)(j)	A3/BBB+	10,187,000
7,000	Wachovia Capital Trust III, 5.80%, 3/15/11 (g)(j)	Ba1/A-	5,705,000
2,000	Wachovia Capital Trust V, 7.965%, 6/1/27 (a)(d)	Baa2/A-	1,957,880

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$27,000	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Ba1/A-	$27,270,000
7,100	Wells Fargo Capital X, 5.95%, 12/15/86, (converts to FRN on 12/15/36)	Baa2/A-	6,428,915
24,700	Wells Fargo Capital XIII, 7.70%, 3/26/13 (g)	Ba1/A-	24,453,000
			497,217,696

Food & Beverage—0.0%
100	American Stores Co., 8.00%, 6/1/26	Ba3/B+	89,500

Healthcare & Hospitals—0.9%
	HCA, Inc.,
4,825	8.50%, 4/15/19 (a)(d)	Ba3/BB	5,198,937
7,100	9.625%, 11/15/16, PIK	B2/BB-	7,614,750
			12,813,687

Hotels/Gaming—0.8%
	MGM Mirage,
1,300	10.375%, 5/15/14 (a)(d)	B1/B	1,384,500
1,950	11.125%, 11/15/17 (a)(d)	B1/B	2,115,750
1,000	13.00%, 11/15/13	B1/B	1,145,000
7,975	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)(k)
	(acquisition cost-$9,217,912; purchased 11/18/03-12/8/04)	Baa3/BB	6,423,849
			11,069,099

Insurance—10.9%
	American International Group, Inc.,
€13,400	0.82%, 4/26/11, FRN	A3/A-	17,046,624
CAD 8,900	4.90%, 6/2/14	A3/A-	7,199,375
$1,000	5.60%, 10/18/16	A3/A-	827,521
£1,300	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	1,078,620
$10,000	5.85%, 1/16/18	A3/A-	8,072,230
9,900	6.25%, 5/1/36	A3/A-	7,264,551
39,694	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	27,091,155
36,510	8.25%, 8/15/18 (j)	A3/A-	33,493,361
£8,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	8,099,163
$19,200	Cincinnati Financial Corp., 6.92%, 5/15/28 (j)	A3/BBB+	18,968,390
5,400	Genworth Financial, Inc., 8.625%, 12/15/16 (j)	Baa3/BBB	5,620,963
5,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (a)(d)	Baa2/BBB	4,950,000
13,200	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)(j)	A3/A	13,959,356
			153,671,309

Oil & Gas—1.0%
15,500	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	14,181,213

Paper/Paper Products—0.3%
	Georgia-Pacific LLC,
3,000	7.25%, 6/1/28	B2/BB	2,902,500
1,500	8.25%, 5/1/16 (a)(d)	Ba3/BB+	1,590,000
			4,492,500

Telecommunications—3.4%
2,000	Axtel SAB De C.V., 9.00%, 9/22/19 (a)(d)	Ba2/BB-	2,045,000

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Telecommunications (continued)
$21,650	Intelsat Corp., 6.875%, 1/15/28	B1/BB-	$18,727,250
15,730	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	Ba1/BBB-	13,645,775
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Ba3/BB	1,275,750
€8,700	Wind Acquisition Finance S.A., 11.75%, 7/15/17	B2/B+	12,763,353
			48,457,128

Transportation—0.1%
$1,310	Federal Express Corp. Pass Through Trust, 7.65%, 1/15/14	Baa2/BBB	1,312,396

Utilities—1.3%
10,000	AES Corp., 7.75%, 3/1/14	B1/BB-	10,062,500
3,103	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	3,226,513
2,100	PPL Capital Funding, Inc., 6.70%, 3/30/67, (converts to FRN on 3/30/17)	Baa3/BB+	1,818,947
3,165	Sithe/Independence Funding Corp., 9.00%, 12/30/13	Ba2/B	3,276,040
			18,384,000
	Total Corporate Bonds & Notes (cost—$908,444,160)		959,145,432

MORTGAGE-BACKED SECURITIES—23.3%
4,216	American Home Mortgage Assets, 0.459%, 9/25/46, CMO, FRN	Ca/CCC	841,893
5,155	Banc of America Commercial Mortgage, Inc., 5.451%, 1/15/49, CMO	Aaa/NR	4,823,845
14,700	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa1/CCC	10,295,592
2,850	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(d)	Aaa/NR	2,153,752
	Chase Mortgage Finance Corp., CMO,
565	5.233%, 12/25/35, FRN	NR/CCC	512,712
10,279	5.422%, 3/25/37, FRN	B3/NR	8,635,518
6,000	6.00%, 7/25/37	NR/CCC	4,806,704
7,300	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	Baa3/NR	6,428,649
25,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49, CMO	Aaa/A-	22,642,272
136	Countrywide Alternative Loan Trust, 5.25%, 5/25/21, CMO	Caa1/CC	104,457
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
10,554	5.50%, 10/25/35	Baa3/NR	9,030,913
11,601	6.00%, 3/25/37	NR/CCC	9,425,220
2,201	6.00%, 4/25/37	NR/CCC	1,752,228
	Credit Suisse Mortgage Capital Certificates, CMO,
36,900	5.467%, 9/15/39	Aaa/AAA	33,153,189
3,900	6.00%, 2/25/37	NR/CCC	3,042,272
9,900	6.00%, 6/25/37	NR/CCC	7,231,679
4,000	GS Mortgage Securities Corp. II, 5.56%, 11/10/39, CMO	Aaa/NR	3,826,911
	GSR Mortgage Loan Trust, CMO,
10,801	3.713%, 3/25/37, VRN	NR/CCC	7,418,028
2,457	5.50%, 5/25/36	NR/B	2,082,116
22,189	6.00%, 2/25/36	NR/BBB	19,051,905
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
10,000	5.336%, 5/15/47	Aaa/A	9,285,634
2,550	5.818%, 6/15/49, VRN	Aaa/A-	2,338,487
	JPMorgan Mortgage Trust, CMO,
12,758	5.00%, 3/25/37	NR/CCC	9,670,046
526	5.347%, 10/25/35, VRN	Baa3/NR	463,757
5,000	5.688%, 1/25/37, VRN	Caa1/NR	3,869,338

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	LB-UBS Commercial Mortgage Trust, CMO,
$34,000	5.424%, 2/15/40	NR/A+	$31,496,485
10,160	5.43%, 2/15/40	NR/A+	9,475,837
38,507	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.70%, 9/12/49, CMO	NR/A+	35,456,591
€3,900	Newgate Funding PLC, 1.314%, 12/15/50, CMO, FRN	Aaa/AAA	4,143,843
$3,395	Residential Accredit Loans, Inc., 0.459%, 5/25/37, CMO, FRN	Caa2/CCC	842,087
	Residential Funding Mortgage Securities I, CMO,
5,500	6.00%, 1/25/37	B3/NR	4,311,306
12,416	6.25%, 8/25/36	B3/CCC	10,550,764
4,789	Suntrust Adjustable Rate Mortgage Loan Trust, 5.689%, 4/25/37, CMO, FRN	NR/CCC	3,820,058
	WaMu Mortgage Pass Through Certificates, CMO, VRN,
3,009	5.792%, 7/25/37	NR/CC	2,060,308
1,873	5.923%, 9/25/36	NR/CCC	1,408,623
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO, FRN,
3,415	0.989%, 4/25/47	Ca/CCC	726,646
3,232	1.321%, 5/25/47	Ca/CCC	687,712
	Wells Fargo Mortgage Backed Securities Trust, CMO,
2,062	5.217%, 4/25/36, VRN	NR/BB+	1,756,915
11,610	5.291%, 10/25/36, FRN	NR/CCC	9,105,035
3,370	5.528%, 7/25/36, FRN	NR/CCC	2,526,335
17,750	5.531%, 7/25/36, FRN	NR/CCC	14,343,131
3,400	6.00%, 7/25/37	B1/A	2,754,182
11,000	6.00%, 8/25/37	B1/NR	9,084,405
	Total Mortgage-Backed Securities (cost—$280,336,431)		327,437,380

SOVEREIGN DEBT OBLIGATIONS—1.7%
Brazil—1.7%
BRL 5,250	Brazil Government International Bond, 12.50%, 1/5/22	Baa3/BBB-	3,439,055
	Brazil Notas do Tesouro Nacional, Ser. F,
BRL 2,107	10.00%, 1/1/12	Baa3/NR	1,133,907
BRL 40,560	10.00%, 1/1/17	Baa3/NR	19,702,460
	Total Sovereign Debt Obligations (cost—$23,024,035)		24,275,422

Shares
CONVERTIBLE PREFERRED STOCK—1.1%
Financial Services—1.0%
14,850	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Ba1/A-	14,152,050

Insurance—0.1%
157,350	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	1,557,765
	Total Convertible Preferred Stock (cost—$13,506,577)		15,709,815

Principal
Amount
(000s)
ASSET-BACKED SECURITIES—1.0%
$1,244	Ameriquest Mortgage Securities, Inc., 5.444%, 11/25/35	A1/AAA	1,187,000
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	7,433,911
14,026	Indymac Residential Asset Backed Trust, 0.469%, 11/25/36, FRN	Caa2/CCC	5,078,938
	Total Asset-Backed Securities (cost—$13,510,000)		13,699,849

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
SENIOR LOANS (a)(c)—0.3%
Banking—0.3%
	CIT Group, Inc.,
$4,500	9.50%, 1/20/12, Term 2A (cost—$4,504,267)		$4,623,282

MUNICIPAL BONDS—0.3%
Louisiana—0.3%
	New Orleans, Public Improvements, GO, Ser. A,
1,800	8.30%, 12/1/29	Baa3/BBB	1,881,522
1,700	8.55%, 12/1/34	Baa3/BBB	1,798,634
700	8.80%, 12/1/39	Baa3/BBB	749,980
	Total Municipal Bonds (cost—$4,282,824)		4,430,136

U.S. TREASURY BONDS & NOTES (h)—0.1%
1,106	U.S. Treasury Bonds & Notes, 1.00%, 9/30/11 (cost—$1,106,633)		1,113,431

Shares
PREFERRED STOCK—0.1%
Banking—0.1%
10,000	CoBank Acb, 11.00%, 7/1/13 (a)(b)(d)(g) (cost—$535,000)	NR/A	535,000

Principal
Amount
(000s)
U.S. GOVERNMENT AGENCY SECURITIES—0.0%
$29	Fannie Mae, 8.00%, 7/18/27, CMO (cost—$30,798)	Aaa/AAA	32,699

SHORT-TERM INVESTMENTS—3.9%
Corporate Notes—1.8%
Financial Services—1.8%
	American General Finance Corp.,
9,000	0.307%, 3/2/10, FRN	B2/B	9,000,000
1,693	4.625%, 9/1/10	B2/B	1,658,744
€2,350	Green Valley Ltd., 4.292%, 1/10/11, FRN (a)(b)(d)(k)
	(acquisition cost-$3,452,973; purchased 12/11/07)	NR/BB+	3,213,572
	International Lease Finance Corp.,
$5,000	4.875%, 9/1/10	B1/BB+	4,938,435
2,000	5.00%, 4/15/10	B1/BB+	1,995,720
2,000	5.125%, 11/1/10	B1/BB+	1,967,758
1,796	5.625%, 9/15/10	B1/BB+	1,776,030
1,000	Vita Capital III Ltd., 1.351%, 1/1/11, FRN (a)(b)(d)(k)
	(acquisition cost-$1,000,000; purchased 12/12/06)	A1/A	981,700
	Total Corporate Notes (cost—$25,008,942)		25,531,959

U.S. Treasury Bills (h)—0.1%
1,364	0.09%-0.14%, 3/11/10-5/13/10 (cost—$1,363,870)		1,363,870

Principal
Amount
(000s)		Value*
Repurchase Agreements—2.0%
$22,100	Deutsche Bank Securities, Inc., dated 2/26/10, 0.11%, due 3/1/10, proceeds $22,100,203; collateralized by Freddie Mac Discount Notes, zero coupon, due 3/8/10, valued at $22,542,729	$22,100,000
1,000	JPMorgan Securities, Inc., dated 2/26/10, 0.10%, due 3/1/10, proceeds $1,000,008; collateralized by U.S. Treasury Notes, 2.375%, due 8/31/14, valued at $1,009,596 including accrued interest	1,000,000
4,739	State Street Bank & Trust Co., dated 2/26/10, 0.01%, due 3/1/10, proceeds $4,739,004; collateralized by U.S. Treasury Bills, 0.72%, due 4/8/10, valued at $4,834,517 including accrued interest	4,739,000
	Total Repurchase Agreements (cost—$27,839,000)	27,839,000
	Total Short-Term Investments (cost—$54,211,812)	54,734,829

Contracts/
Notional
Amount
OPTIONS PURCHASED (i)—0.0%
	Call Options—0.0%
	Euro versus U.S. Dollar (OTC),
€5,000,000	strike price €1.37, expires 6/3/10	146,036
€3,600,000	strike price €1.38, expires 5/21/10	91,420
		237,456

	Put Options—0.0%
	Euro versus U.S. Dollar (OTC),
€5,000,000	strike price €1.37, expires 6/3/10	177,233
€3,600,000	strike price €1.38, expires 5/21/10	123,516
	Financial Futures Euro—90 day (CME),
1,000	strike price $89.75, expires 3/15/10	6,250
400	strike price $90, expires 6/14/10	2,500
		309,499
	Total Options Purchased (cost—$861,980)	546,955

	Total Investments (cost—$1,304,354,517)—100.0%	$1,406,284,230

Notes to Schedule of Investments:

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that  is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent prices services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $252,152,109, representing 17.9% of total investments.

(b)         Illiquid.

(c)          These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on February 28, 2010.

(d)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          In default.

(f)            Fair-Valued—Securities with an aggregate value of $11,196,881, representing 0.8% of total investments.

(g)         Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(h)         All or partial amount segregated as collateral for futures contracts and swaps.

(i)             Non-income producing.

(j)             All or partial amount segregated as collateral for reverse repurchase agreements.

(k)          Restricted. The aggregate acquisition cost of such securities is $41,254,997. The aggregate market value of $43,372,376 is approximately 3.1% of total investments.

Glossary:

AGC—insured by Assured Guaranty Corp.

BRL—Brazilian Real

£—British Pound

CAD—Canadian Dollar

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on February 28, 2010.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

OTC—Over the Counter

PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2010.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at February 28, 2010:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000s)	Date	Appreciation
Long:	Financial Futures Euro—90 day	650	$161,931	6/14/10	$3,121,531
	Financial Futures Euro—90 day	1,458	361,566	12/13/10	4,542,990
					$7,664,521

The Fund pledged cash collateral of $89,000 for futures contracts.

(B) Credit default swap agreements:

Buy protection swap agreements outstanding at February 28, 2010 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made by Fund	Value (5)	Paid	(Depreciation)
Bank of America:
Dow Jones CDX HY-13 5-Year Index	$47,025	5.71%	12/20/14	(5.00)%	$839,085	$1,861,942	$(1,022,857)
Barclays Bank:
Dow Jones CDX HY-13 5-Year Index	41,877	5.71%	12/20/14	(5.00)%	747,228	550,564	196,664
Citigroup:
Dow Jones CDX HY-13 5-Year Index	39,204	5.71%	12/20/14	(5.00)%	699,532	1,715,175	(1,015,643)
Deutsche Bank:
Dow Jones CDX HY-13 5-Year Index	46,233	5.71%	12/20/14	(5.00)%	824,953	644,119	180,834
Morgan Stanley:
Dow Jones CDX HY-13 5-Year Index	92,268	5.71%	12/20/14	(5.00)%	1,646,374	1,288,547	357,827
					$4,757,172	$6,060,347	$(1,303,175)

Sell protection swap agreements outstanding at February 28, 2010 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received by Fund	Value (5)	Paid (Received)	(Depreciation)
Bank of America:
Ford Motor Credit	$10,000	4.11%	3/20/12	2.55%	$(247,662)	—	$(247,662)
Barclays Bank:
General Electric	27,300	1.84%	12/20/12	0.63%	(855,233)	—	(855,233)
SLM	8,000	4.61%	12/20/13	5.00%	180,361	$(1,000,000)	1,180,361
BNP Paribas:
General Electric	2,500	1.89%	12/20/13	4.60%	262,862	—	262,862
General Electric	3,500	1.89%	12/20/13	4.70%	381,131	—	381,131
Royal Bank of Scotland	3,500	1.43%	6/20/13	1.50%	18,463	—	18,463
Royal Bank of Scotland	3,500	1.36%	6/20/13	2.65%	162,141	—	162,141
Citigroup:
General Electric	7,000	1.89%	12/20/13	4.00%	578,529	—	578,529
General Electric	9,500	1.89%	12/20/13	4.25%	874,201	—	874,201
General Electric	5,000	1.89%	12/20/13	4.65%	535,098	—	535,098
General Electric	15,600	1.91%	3/20/14	4.05%	1,379,473	—	1,379,473
GMAC	3,500	4.13%	6/20/12	1.40%	(191,376)	—	(191,376)
International Lease Finance	8,000	7.94%	12/20/13	5.00%	(606,367)	(1,280,000)	673,633
SLM	21,500	4.61%	12/20/13	5.00%	484,720	(2,391,250)	2,875,970
Deutsche Bank:
American International Group	6,000	5.37%	12/20/13	5.00%	(13,053)	(1,020,000)	1,006,947
Brazilian Government International Bond	14,300	0.92%	5/20/12	0.69%	(43,736)	—	(43,736)
Brazilian Government International Bond	1,300	1.44%	5/20/17	1.04%	(29,279)	—	(29,279)
General Electric	6,500	1.89%	12/20/13	3.68%	459,213	—	459,213
General Electric	9,500	1.89%	12/20/13	4.23%	867,076	—	867,076
General Electric	20,500	1.89%	12/20/13	4.70%	2,232,337	—	2,232,337
General Electric	12,300	1.89%	12/20/13	4.78%	1,373,992	—	1,373,992
MetLife	7,000	2.17%	3/20/13	2.07%	8,863	—	8,863
SLM	21,200	4.61%	12/20/13	5.00%	477,956	(2,838,000)	3,315,956
United Kingdom Gilt	8,200	0.81%	12/20/14	1.00%	85,128	57,415	27,713
JPMorgan Chase:
GMAC	8,100	4.13%	6/20/12	1.84%	(361,004)	—	(361,004)
Merrill Lynch:
Ford Motor Credit	17,000	6.18%	6/20/13	5.00%	(420,403)	(3,255,000)	2,834,597
SLM	5,200	4.61%	12/20/13	5.00%	117,235	(728,000)	845,235
Morgan Stanley:
Ford Motor Credit	20,000	2.16%	9/20/10	4.05%	370,546	—	370,546
General Electric	5,000	1.89%	12/20/13	4.15%	441,347	—	441,347
Societe Generale:
United Kingdom Gilt	33,000	0.83%	3/20/15	1.00%	332,145	46,891	285,254
					$8,854,704	$(12,407,944)	$21,262,648

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at February 28, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C) Interest rate swap agreements outstanding at February 28, 2010:

			Rate Type			Upfront
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	by Fund	by Fund	Value	(Received)	Depreciation
UBS	BRL17,970	1/2/12	BRL-CDI-Compounded	10.58%	$(230,009)	$(28,323)	$(201,686)

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

(D)  Forward foreign currency contracts outstanding at February 28, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	February 28, 2010	(Depreciation)
Purchased:
17,051,924 Chinese Yuan Renminbi settling 3/29/10	Bank of America	$2,539,000	$2,502,888	$(36,112)
1,976,760 Chinese Yuan Renminbi settling 11/23/10	Barclays Bank	298,000	295,347	(2,653)
3,203,980 Chinese Yuan Renminbi settling 11/17/10	Citibank	483,000	478,513	(4,487)
8,256,229 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	1,246,101	1,233,064	(13,037)
3,255,564 Chinese Yuan Renminbi settling 11/17/10	Morgan Stanley	492,000	486,217	(5,783)
2,500,000 Euro settling 3/17/10	Goldman Sachs	3,631,388	3,411,674	(219,713)
320,000 Euro settling 4/26/10	Royal Bank of Canada	434,896	436,670	1,774
7,304,165 Mexican Peso settling 4/22/10	JPMorgan Chase	547,374	568,510	21,135
Sold:
40,307 Australian Dollar settling 4/1/10	JPMorgan Chase	35,729	35,983	(254)
23,985,286 Brazilian Real settling 4/5/10	Goldman Sachs	13,696,486	13,169,683	526,802
111,000 British Pound settling 3/25/10	Citibank	179,178	168,959	10,218
12,653,000 British Pound settling 3/25/10	UBS	20,546,131	19,259,839	1,286,293
3,531,000 Canadian Dollar settling 4/6/10	JPMorgan Chase	3,386,401	3,340,547	45,854
2,021,914 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	298,000	296,777	1,223
3,277,396 Chinese Yuan Renminbi settling 3/29/10	Citibank	483,000	481,057	1,943
8,414,394 Chinese Yuan Renminbi settling 3/29/10	Deutsche Bank	1,239,736	1,235,068	4,668
3,338,220 Chinese Yuan Renminbi settling 3/29/10	Morgan Stanley	492,000	489,985	2,015
59,926,000 Euro settling 3/23/10	BNP Paribas	86,053,736	81,778,471	4,275,265
6,380,000 Euro settling 4/26/10	Citibank	8,767,524	8,706,100	61,423
7,162,000 Euro settling 4/26/10	JPMorgan Chase	9,995,121	9,773,212	221,909
				$6,178,483

The Fund received $5,050,000 in principal value of U.S. Treasury Bills and $16,980,000 in cash as collateral for derivative contracts.

Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

(E) Open reverse repurchase agreements at February 28, 2010 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	2/10/10	3/10/10	5,211,562	5,210,325
	0.45%	2/22/10	3/24/10	17,634,343	17,632,800
Barclays Bank	0.55%	2/10/10	3/9/10	3,537,026	3,536,000
	0.55%	2/16/10	3/16/10	12,553,493	12,551,000
	0.55%	2/22/10	3/22/10	67,095,175	67,088,000
Greenwich	0.45%	2/11/10	3/10/10	6,484,459	6,483,000
JPMorgan Chase	(0.50)%	12/9/09	12/9/11	1,097,748	1,099,000
Morgan Stanley	0.45%	2/23/10	3/23/10	22,186,664	22,185,000
	0.50%	2/22/10	3/22/10	7,544,734	7,544,000
	0.55%	2/1/10	3/1/10	6,864,935	6,862,000
					$150,191,125

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended February 28, 2010 was $170,480,562 at a weighted average interest rate of 0.59%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at February 28, 2010 was $160,924,261.

The Fund received $1,226,808 in principal value of U.S. government agency securities and $323,000 in principal value of U.S. Treasury Bills as collateral for reverse repurchase agreements outstanding. Collateral received as securities cannot be pledged.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                   Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                   Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                   Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	2/28/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$25,424,278	$44,652,112	$70,076,390
Banking	$2,528,000	113,683,008	—	116,211,008
Financial Services	3,738,682	482,282,133	11,196,881	497,217,696
Transportation	—	—	1,312,396	1,312,396
All Other	—	274,327,942	—	274,327,942
Mortgaged-Backed Securities	—	327,437,380	—	327,437,380
Sovereign Debt Obligations	—	24,275,422	—	24,275,422
Convertible Preferred Stock	15,709,815	—	—	15,709,815
Asset-Backed Securities	—	13,699,849	—	13,699,849
Senior Loans	—	4,623,282	—	4,623,282
Municipal Bonds	—	4,430,136	—	4,430,136
U.S. Treasury Bonds and Notes	—	1,113,431	—	1,113,431
Preferred Stock	535,000	—	—	535,000
U.S. Government Agency Securities	—	32,699	—	32,699
Short-Term Investments:
Corporate Notes	—	24,550,259	981,700	25,531,959
All Other	—	29,202,870	—	29,202,870
Options Purchased	—	546,955	—	546,955
Total Investments in Securities - Assets	$22,511,497	$1,325,629,644	$58,143,089	$1,406,284,230
Other Financial Instruments*	$7,664,521	$25,936,270	—	$33,600,791
Total Investments	$30,176,018	$1,351,565,914	$58,143,089	$1,439,885,021

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended February 28, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized	Transfers in
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	and/or out	Ending Balance
	11/30/09	and Settlements	(Premiums)	Gain(Loss)	Depreciation	of Level 3	2/28/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$40,278,181	$(635,837)	$(10,735)	$33,437	$1,653,316	$3,333,750	$44,652,112
Financial Services	—	10,910,558	501	—	285,822	—	11,196,881
Transportation	1,650,961	(340,531)	(1,022)	(4,341)	7,329	—	1,312,396
Mortgaged-Backed Securities	1,707,871	—	21,838	—	424,043	(2,153,752)	—
Short-Term Investments:
Corporate Notes
Financial Services	954,000	—	—	—	27,700	—	981,700
Total Investments	$44,591,013	$9,934,190	$10,582	$29,096	$2,398,210	$1,179,998	$58,143,089

The net change in unrealized appreciation/depreciation of investments which the Fund held at February 28, 2010 was $1,945,805.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “ Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Item 2. Controls and Procedures

(a)          The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 15, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 15, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 15, 2010